Investment Objectives and Goals	Oct. 24, 2025
Tradr 2X Long APO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long APO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long APO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Apollo Global Management, Inc.. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long BE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long BE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long BE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares ofBloom Energy Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long BLSH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long BLSH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long BLSH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Bullish. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CLS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CLS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CLS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Celestica, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long DASH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long DASH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long DASH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of DoorDash, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long ETSY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ETSY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ETSY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Etsy, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long FLY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FLY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FLY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Firefly Aerospace, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long IREN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IREN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IREN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of IREN Limited. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long KSS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long KSS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long KSS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Kohl’s Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long MCHP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long MCHP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long MCHP Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Microchip Tehcnology, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NEM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NEM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NEM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Newmont Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NIQ Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NIQ Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NIQ Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of NIQ Global Intelligence plc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NNE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NNE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NNE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Nano Nuclear Energy Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NXPI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NXPI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NXPI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of NXP Semiconductors N.V. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long ON Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ON Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ON Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of ON Semiconductor Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long OPEN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long OPEN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long OPEN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Opendoor Technologies Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long QS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long QS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long QS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of QuantumScape Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long SNPS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SNPS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SNPS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Synopsis, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long SRPT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SRPT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SRPT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Sarepta Therapeutics, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long WULF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long WULF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long WULF Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of TeraWulf, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.